Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary Of Unused Tax Credit Carryforwards

As of December 31, 2023, the amount of unused tax credit carryforwards for which no deferred tax asset is recognized and their expiration dates are as follows:

(In millions of won)
	Total		December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028	December 31, 2029	December 31, 2030	December 31, 2031	December 31, 2032	December 31, 2033
Tax credit carryforwards	₩	869,364	7,302	18,476	114,435	90,124	99,937	60,401	79,543	159,552	239,594

Details of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

(In millions of won)	Assets			Liabilities		Total
	December 31, 2022		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
Other accounts receivable, net	₩	—	—	(2,009)	(61)	(2,009)	(61)
Inventories, net		62,014	51,728	—	—	62,014	51,728
Defined benefit liabilities, net		—	—	(95,850)	(89,753)	(95,850)	(89,753)
Investments in subsidiaries and associates		—	—	(252,375)	(89,649)	(252,375)	(89,649)
Accrued expenses		111,293	97,867	—	—	111,293	97,867
Property, plant and equipment		704,117	609,345	(17,322)	(43,282)	686,795	566,063
Intangible assets		25,340	13,314	(4,042)	(2,069)	21,298	11,245
Provisions		57,210	39,586	—	—	57,210	39,586
Other temporary differences		112,771	70,182	(26,519)	(11,451)	86,252	58,731
Tax loss carryforwards		1,795,132	2,766,820	—	—	1,795,132	2,766,820
Tax credit carryforwards		170,971	148,215	—	—	170,971	148,215
Deferred tax assets (liabilities)	₩	3,038,848	3,797,057	(398,117)	(236,265)	2,640,731	3,560,792

Changes in Deferred Tax Assets and Liabilities
(d)
Changes in deferred tax assets and liabilities for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)	January 1, 2022		Profit or loss	Other comprehensive Income(loss)	December 31, 2022	Profit or loss	Other comprehensive loss	December 31, 2023
Other accounts receivable, net	₩	(17)	(1,992)	—	(2,009)	1,948	—	(61)
Inventories, net		68,679	(6,665)	—	62,014	(10,286)	—	51,728
Defined benefit liabilities, net		(26,642)	(25,705)	(43,503)	(95,850)	20,915	(14,818)	(89,753)
Subsidiaries and associates		(233,552)	(20,503)	1,680	(252,375)	183,130	(20,404)	(89,649)
Accrued expenses		250,582	(139,289)	—	111,293	(13,426)	—	97,867
Property, plant and equipment		603,492	83,303	—	686,795	(120,732)	—	566,063
Intangible assets		10,814	10,484	—	21,298	(10,053)	—	11,245
Provisions		68,893	(11,683)	—	57,210	(17,624)	—	39,586
Other temporary differences		110,678	(21,158)	(3,268)	86,252	(27,521)	—	58,731
Tax loss carryforwards		958,624	836,508	—	1,795,132	971,688	—	2,766,820
Tax credit carryforwards		489,505	(318,534)	—	170,971	(22,756)	—	148,215
Deferred tax assets (liabilities)	₩	2,301,056	384,766	(45,091)	2,640,731	955,283	(35,222)	3,560,792